UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.7%)
Territory of GU, Govt. Wtr. Wks. Auth. Rev. Bonds,
5 5/8s, 7/1/40	Ba2	$350,000	$316,824
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	500,000	487,940
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	250,000	232,128
			1,036,892

Ohio (88.4%)
Akron, G.O. Bonds, AGM, 5s, 12/1/25	AA+	1,005,000	1,051,130
Akron, Wtr. Wks. Rev. Bonds, NATL, 6s, 12/1/12	Baa1	600,000	621,558
Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth.
Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	944,630
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.19s, 10/1/31	VMIG1	1,050,000	1,050,000
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA+	1,500,000	1,556,085
5s, 2/15/38	A1	1,500,000	1,421,385
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), AGM, 5 1/2s, 12/1/19
(Prerefunded 12/1/11)	AA+	1,565,000	1,624,627
Barberton, City School Dist. G.O. Bonds (School
Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,463,392
Brookfield, Local School Dist. G.O. Bonds (School Fac.
Impt.), AGM, 5s, 1/15/26	AA+	1,000,000	1,040,590
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 3/4s, 6/1/34	Baa3	3,750,000	2,516,963
Ser. A-2, 5 3/8s, 6/1/24	Baa3	690,000	530,486
Ser. A-3, stepped coupon zero % (6.25%s, 12/1/12),
2037 (STP)	Baa3	1,200,000	746,532
Canal Winchester, Local School Dist. G.O. Bonds, NATL,
zero %, 12/1/33	A3	1,180,000	328,642
Cincinnati, City School Dist. COP (School Impt.), AGM,
5s, 12/15/28	AA+	2,500,000	2,557,750
Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA+	2,000,000	2,033,080
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,790,841
Cleveland, Arpt. Syst. Ser. C, AGM, 5s, 1/1/23	AA+	1,500,000	1,523,370
Cleveland, Income Tax Rev. Bonds (Bridges & Roadways),
Ser. B, AGO, 5s, 10/1/29	AA+	1,000,000	1,017,250
Cleveland, Muni. School Dist. G.O. Bonds, AGM, 5s,
12/1/27	AA+	1,375,000	1,410,049
Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s,
9/15/22	AA+	2,400,000	2,496,912
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL,
zero %, 11/15/25	A	3,000,000	1,359,000
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	B+/P	1,150,000	1,153,922
Columbus, City School Dist. G.O. Bonds, AGM, zero %,
12/1/27	AAA	1,895,000	810,586
Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C
5 1/4s, 2/1/29	Aa2	995,000	1,033,696
5s, 8/1/25	Aa2	1,500,000	1,565,700
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,070,000	1,155,151
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	472,830
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.)
5 5/8s, 8/15/32	A-	1,500,000	1,327,125
Ser. A, 5 1/4s, 8/15/46	A-	590,000	465,469
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,129,588
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,762,502
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s,
7/1/29 (Prerefunded 7/1/11)	AAA/P	2,000,000	2,061,440

(Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,030,656
Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth.
Network), 5 1/2s, 4/1/39	A2	1,000,000	938,900
Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC, zero %,
12/1/22	A2	500,000	271,735
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A2	1,745,000	1,810,821
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC,
zero %, 12/1/24	A2	3,000,000	1,402,380
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,545,915
Hamilton, City School Dist. G.O. Bonds (School Impt.),
AGM, 5s, 12/1/26	AA+	3,000,000	3,041,520
Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s,
12/1/20	Aa3	1,800,000	2,135,538
Kings, Local School Dist. G.O. Bonds (School Impt.),
NATL, 5s, 12/1/27	AA	750,000	776,850
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,115,000	1,051,701
Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa3	1,190,000	938,589
AGM, zero %, 12/1/16	AAA	1,250,000	1,049,900
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,020,000	1,019,306
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H,
AGO, 5s, 2/1/29	AA+	2,000,000	1,951,380
Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds
(U.S. Steel Corp.), 6 3/4s, 12/1/40	Ba2	500,000	505,975
Lucas Cnty., G.O. Bonds, 5s, 10/1/40	Aa2	1,000,000	977,310
Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes),
Ser. A, 7s, 11/1/45	BBB-	700,000	670,145
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,325,038
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A1	2,535,000	2,612,571
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,055,420
Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. B,
0.27s, 11/15/24	VMIG1	1,100,000	1,100,000
Mount Healthy, City School Dist. G.O. Bonds (School
Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,221,036
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	310,000	313,171
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,200,000	1,277,124
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	375,000	374,726
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to
maturity)	AAA/P	15,000	11,979
OH State Rev. Bonds
Ser. A, 5s, 10/1/22	Aa3	3,090,000	3,278,737
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	Aa3	1,750,000	1,887,148
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	1,000,000	1,005,340
OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	975,520
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	510,370
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	751,883
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,188,210
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,129,300
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,003,660
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,554,300
OH State Higher Edl. Fac. VRDN (Case Western Reserve),
Ser. B-2, 0.31s, 12/1/44	VMIG1	1,800,000	1,800,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	891,000
(Kenyon College), 5s, 7/1/44	A1	2,000,000	1,808,440
(Xavier U.), 5s, 5/1/40	A3	750,000	687,653
OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,066,180
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,004,280
(Northern U.), 4 3/4s, 5/1/19	A3	2,500,000	2,502,300
OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s,
9/1/33	Aaa	1,200,000	1,213,956
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	1,025,000	897,029
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	A2	1,700,000	1,901,637
OH State Tpk. Comm. Rev. Bonds, Ser. A, 5s, 2/15/31	AA	1,000,000	1,018,030
OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31
(Prerefunded 12/1/12)	Aa1	1,000,000	1,078,220
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. A, 5s, 6/1/30	Aaa	1,000,000	1,047,540
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (11/1/12) (First Energy Generation), Ser. C,
7 1/4s, 11/1/32	Baa2	500,000	533,400
OH U. Gen. Recipients Athens Rev. Bonds, NATL, 5s,
12/1/25	Aa3	2,265,000	2,319,292
Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	Aa1	1,500,000	1,563,195
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,131,507
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	335,370
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	2,250,000	2,187,158
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), AGM, 4 3/4s, 12/1/23	AA+	2,000,000	2,089,760

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.),
5s, 10/1/30	A3	500,000	441,815
Sylvania, City School Dist. G.O. Bonds (School Impt.),
AGO, 5s, 12/1/27	AA+	1,500,000	1,548,570
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
AGM, 5s, 12/1/26	AA+	1,410,000	1,453,893
Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s,
12/1/25	A2	1,500,000	1,501,515
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A/P	1,270,000	1,347,241
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A/P	515,000	527,602
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,064,502
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, NATL, 7.05s, 12/1/11	A1	285,000	288,377
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
NATL, 5 1/8s, 6/1/28	A2	895,000	894,928
U. of Cincinnati Rev. Bonds, Ser. F, 5s, 6/1/34	A1	1,500,000	1,453,785
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,392,481
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	A/P	1,870,000	2,032,989
Youngstown State U. Rev. Bonds, AGO, 5 1/4s, 12/15/29	AA+	500,000	519,000
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S.
Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	280,364
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	261,248
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	235,760
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	229,388
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	203,901
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	197,529
			132,667,270

Puerto Rico (8.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	500,000	429,615
Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	A3	1,350,000	1,315,359
5 1/4s, 7/1/22	A3	1,000,000	993,180
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,000,000	929,540
6s, 7/1/38	Baa1	2,000,000	1,877,560
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	750,000	655,005
Ser. ZZ, 5 1/4s, 7/1/26	A3	1,000,000	988,520
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,750,000	1,760,203
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	214,278
Ser. G, 5s, 7/1/33	A3	100,000	87,444
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,003,050
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	1,000,000	1,045,420
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	A3	500,000	521,290
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	899,500
Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	334,950
			13,054,914

Virgin Islands (0.6%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	302,382
Ser. A-1, 5s, 10/1/39	Baa2	375,000	309,465
Ser. A, 5s, 10/1/25	Baa2	350,000	344,999
			956,846

TOTAL INVESTMENTS

Total investments (cost $147,068,719) (b)			$147,715,922

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $150,088,368.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $147,068,719, resulting in gross unrealized appreciation and depreciation of $4,195,958 and $3,548,755, respectively, or net unrealized appreciation of $647,203.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local Government	27.2%
Education	16.7
Healthcare	12.3
Utilities	11.9

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	14.5%
NATL	12.5

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$147,715,922	$--

Totals by level	$--	$147,715,922	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011